Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary Of Assets And Liabilities
(a)	These captions are comprised of the following:

	2022	2021
	S/(000)	S/(000)
Other accounts receivable and other assets
Financial instruments
Other accounts receivable, net	633,926	455,060
Accounts receivable related to derivative financial instruments (b)	515,800	793,361
Operations in process (d)	112,195	86,193
POS Commission accounts receivable	110,906	—
Accounts receivable from sale of investments (c)	37,987	12,366
Assets for technical reserves for claims and premiums by reinsurers	34,596	53,104
Others	24,753	22,749

	1,470,163	1,422,833

Non-financial instruments
Deffered cost of POS affiliation and registration	95,265	—
Deferred charges	92,865	75,316
Realizable assets, received as payment and seized through legal actions	27,266	26,871
Payments in advance of Income Tax	26,759	255,437
Investments in associates	22,728	99,767
POS equipment supplies (*)	18,698	—
Tax credit for General Sales Tax - IGV	17,623	—
Prepaid rights to related entity	3,399	3,399
Others	3,793	3,831

	308,396	464,621

Total	1,778,559	1,887,454

(*) Comprises the Points of Sale (“POS”) required for the rendering of the service. Their supplies are recorded at cost, which is determined by applying the weighted average method.

	2022	2021
	S/(000)	S/(000)
Other accounts payable, provisions and other liabilities
Financial instruments
Contract liability with investment component, Note 3.4(d)	883,268	736,637
Other accounts payable	726,983	547,747
Third party compensation (**)	386,136	—
Accounts payable related to derivative financial instruments (b)	297,038	413,797
Operations in process (d)	184,584	169,515
Workers’ profit sharing and salaries payable	154,460	113,874
Lease liabilities, Note 8(e)	112,581	234,946
Accounts payable for acquisitions of investments (c)	53,905	17,817
Allowance for indirect loan losses, Note 6(d.2)	35,495	40,329
Accounts payable to reinsurers and coinsurers	5,648	4,215

	2,840,098	2,278,877

Non-financial instruments
Taxes payable	138,819	76,823
Provision for other contingencies	79,304	64,935
Deferred income (***)	57,001	46,145
Registration for use of POS	17,029	—
Others	6,681	10,821

	298,834	198,724

Total	3,138,932	2,477,601

(**)
Accounts payable for compensations correspond mainly to outstanding balances payable to affiliated businesses, for the consumptions made by the cards users, net of the respective fee charged by Izipay, which are mainly settled the day after the transaction was made.

(***)
Corresponds mainly to deferred fees for indirect loans (mainly guarantee letters) and the transactions registered in Izipay related to installments pending of accrual within the contract’s term (36 months) with affiliated businesses.

Summary of Fair Value of Derivative Financial Instruments
(b)
The following table presents, as of December 31, 2022 and 2021, the fair value of derivative financial instruments recorded as assets or liabilities, including their notional amounts. The notional gross amount is the nominal amount of the derivative’s underlying asset and it is the base over which changes in the fair value of derivatives are measured; see Note 18(a):

	Note		Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
			S/(000)	S/(000)	S/(000)	S/(000)
2022
Derivatives held for trading (*) -
Forward exchange contracts			58,201	27,556	6,328,060	—	Between January 2023 and December 2023	—	—
Currency swaps			77,045	141,823	2,672,533	—	Between January 2023 and March 2029	—	—
Interest rate swaps			67,737	38,551	2,424,566	—	Between January 2023 and June 2036	—	—
Cross currency swaps			—	75,489	224,485	—	January 2023	—	—
Options			99	463	80,151	—	Between January 2023 and December 2023	—	—

			203,082	283,882	11,729,795	—
Derivatives held as hedges -
Cash flow hedges:
Cross currency swaps (CCS)	13	(g)	237,438	—	1,681,974	(20,199)	January 2023	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13	(i)	75,280	—	573,000	(33,565)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12	(e)	—	3,916	114,420	360	August 2024	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12	(f)		6,295	114,420	(355)	October 2024	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12	(g)		931	57,210	(225)	January 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12	(k)		2,014	38,140	(156)	November 2024	Due to banks	Due to banks and correspondents

			312,718	13,156	2,579,164	(54,140)

			515,800	297,038	14,308,959	(54,140)

	Note	Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
		S/(000)	S/(000)	S/(000)	S/(000)
2021
Derivatives held for trading (*) -
Forward exchange contracts		53,421	128,250	8,631,830	—	Between January 2022 and December 2022	—	—
Interest rate swaps		40,139	30,325	2,969,027	—	Between January 2022 and June 2036	—	—
Currency swaps		220,979	162,917	4,162,325	—	Between January 2022 and April 2028	—	—
Cross currency swaps		—	92,299	234,667	—	January 2023	—	—
Options		—	6	1,816	—	Between January 2022 and June 2022	—	—

		314,539	413,797	15,999,665	—
Derivatives held as hedges -
Cash flow hedges:
Cross currency swaps (CCS)	13(g)	343,535	—	1,758,267	37,251	January 2023	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13(i)	135,287	—	599,700	44,735	October 2027	Senior bond	Bonds, notes and obligations outstanding

		478,822	—	2,357,967	81,986

		793,361	413,797	18,357,632	81,986

(*)
During the years 2022, 2021 and 2020, the Group recognized losses for S/4,523,000, S/60,275,000 and S/39,207,000, respectively, for valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.

Summary of Future Effect of Current Cash Flow Hedges
(iv)
The future effect of current cash flow hedges on the consolidated statement of income, net of the deferred Income Tax, which will be included in the caption “Net (loss) gain of financial assets at fair value through profit or loss” when realized, is presented below:

	As of December 31, 2022				As of December 31, 2021
	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of income – Income (expense)	429	(731)	(8,960)	(9,262)	1,507	20,871	22,500	44,878

Summary of Cash Flow Hedges Reclassified to Consolidated Income Statements
(v)	The gain (loss) for cash flow hedges reclassified to the consolidated statement of income for the year ended as of December 31, 2022 and 2021, is as follows:

	2022	2021
	S/(000)	S/(000)
Interest expenses from cash flow hedges	(78,300)	(71,009)
Interest income from cash flow hedges	62,158	57,550
Expenses for exchange differences from cash flow hedges	(337,907)	(128,820)
Income for exchange differences from cash flow hedges	225,399	346,326

	(128,650)	204,047

Summary of Hedging Instruments and Its Cash Flow Hedges Due to Maturities
The following table shows hedging instruments that the Group uses in its cash flow hedges due to maturities:

December 31, 2022	Up to 1 month	3 to 12 months	1 to 5 years	Over 5 years	Total
Cross currency swaps (CCS)
Notional	1,681,974	—	897,190	—	2,579,164
Average interest rate in US Dollars	3.38%	—	3.80%	—	—
Average interest rate in Soles	4.87%	—	5.03%	—	—
Average exchange rate Soles / US Dollar	3.26	—	3.58	—	—

December 31, 2021	Up to 1 month	3 to 12 months	1 to 5 years	Over 5 years	Total
Cross currency swaps (CCS)
Notional	—	—	1,758,267	599,700	2,357,967
Average interest rate in US Dollars	—	—	3.38%	—	—
Average interest rate in Soles	—	—	4.87%	1.88%	—
Average exchange rate Soles / US Dollar	—	—	3.26	3.24	—

Summary of Derivatives Subject to Reform of Reference Interest Rate
(vi)
The following table shows the nominal value and the weighted average maturity of derivative and non-derivative
financial instruments that are subject to the reform of the reference interest rate; see Note 3.4(ah):

Derivative financial instruments	2022		2021
	Derivative nominal value (*) S/(000)	Average term in years (*)	Derivative nominal value (*) S/(000)	Average term in years (*)
Position purchased (LIBOR is paid)
Interest rate swaps 3-month LIBOR	208,002	5.8	315,555	5.9
6-month LIBOR	278,060	8.2	301,871	9.4

	486,062		617,426

Cross currency swaps
6-month LIBOR	114,420	1.5	119,610	2.5

Total	600,482		737,036

Position sold (LIBOR is received)
Interest rate swaps 3-month LIBOR	251,873	5.3	473,042	5.0
6-month LIBOR	346,712	7.1	373,637	8.3

	598,585		846,679

Cross currency swaps
6-month LIBOR	202,142	1.8	231,246	2.7

Total	800,727		1,077,925

(*)	Balances as of December 31, 2022 and 2021, that will change no later than June 30, 2023 to the new benchmark rate.

Summary of Non-Derivaties Financial Instruments Classified as Hedge Accounting	As of December 31, 2022 and 2021, the Group does not present derivative financial instruments classified as hedge accounting that are subject to the interest rate benchmark reform; see Note 3.4(ah).

	2022		2021
Non-derivative financial instruments	Nominal value	Average term in years	Nominal value	Average term in years
	S/(000)		S/(000)
Assets
Loans 1-month LIBOR	—	—	3,220	6.5
3-month LIBOR	465,494	3.8	573,727	4.1
6-month LIBOR	197,891	11.8	517,590	7.4

Total	663,385		1,094,537

Liabilities
Issuances 3-month LIBOR	1,144,200	5.0	1,196,100	5.0

Total	1,144,200		1,196,100

(c)
As of December 31, 2022 and 2021, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled at the beginning of the following month. As of said dates, the balance corresponds mainly to the purchase and sale of Sovereign Bonds issued by the Peruvian Government and Global Bonds issued by the Treasury of the United States of America.

(d)
Operations in process include transactions made during the last days of the month and other types of similar transactions that are reclassified to their corresponding accounting accounts in the following month. These transactions do not affect the consolidated statement of income.